LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Obligation Recognized for Defined Benefit Plans) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
At January 1	₪ 43	₪ 40
Current service cost	10	12
Interest expense (income)	2	2
Employer contributions	(8)	(9)
Benefits paid	(4)	(4)
Remeasurements:
Experience loss	(2)	4
Return on plan assets	1	(2)
At December 31	42	43
Present value of obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	150	144
Current service cost	10	12
Interest expense (income)	4	4
Benefits paid	(8)	(14)
Remeasurements:
Experience loss	(2)	4
At December 31	154	150
Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	(107)	(104)
Interest expense (income)	(2)	(2)
Employer contributions	(8)	(9)
Benefits paid	4	10
Remeasurements:
Return on plan assets	1	(2)
At December 31	₪ (112)	₪ (107)